Commitments and Contingencies - Summary of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Contractual Obligation, Fiscal Year Maturity [Abstract]
Remaining period ended December 31, 2021	$ 266	$ 248
Year ended December 31, 2022	1,015	807
Year ended December 31, 2023	1,236	1,020
Year ended December 31, 2024	1,284	1,060
Year ended December 31, 2025	1,336	1,102
Total	5,137	$ 4,237
Less present value discount	(919)
Operating lease liabilities included in the Condensed Consolidated Balance Sheet at June 30, 2021	$ 4,218